Financial assets and financial liabilities - Exchange rate risk (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of financial liabilities [line items]
Percentage of variation in the rates used in sensitivity analysis for which defines possible scenario	25.00%
Percentage of variation in the rates used in sensitivity analysis for which defines remote scenario	75.00%
Exchange rate risk | Cash and cash equivalents
Disclosure of financial liabilities [line items]
Value of financial instrument, financial assets	R$ 12,057
Current exchange rate	5.2177
Probable scenario	R$ 1,482
Possible scenario exchange rate variation	15,727
Remote scenario exchange rate variation	R$ 47,182